EuroPacific Growth Fund®
Investment portfolio
June 30, 2021
unaudited
Common stocks 94.03% Information technology 17.99%	Shares	Value (000)
ASML Holding NV	9,721,220	$6,678,707
Taiwan Semiconductor Manufacturing Company, Ltd.	209,944,649	4,483,340
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,010,484	962,540
Shopify, Inc., Class A, subordinate voting shares[1]	1,845,706	2,696,539
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	139,200	203,575
Keyence Corp.	4,748,009	2,396,335
PagSeguro Digital, Ltd., Class A1	29,276,033	1,637,116
Samsung Electronics Co., Ltd.	15,813,466	1,133,194
Adyen NV1	460,915	1,126,125
Hexagon AB, Class B	75,118,653	1,112,986
Nice, Ltd. (ADR)[2]	3,975,457	983,766
Nice, Ltd.[2]	274,045	66,928
Worldline SA, non-registered shares[1,3]	10,299,019	964,020
StoneCo, Ltd., Class A1	13,234,923	887,534
Edenred SA2	14,694,678	837,233
SAP SE	5,547,850	781,773
Tokyo Electron, Ltd.	1,574,600	681,460
Halma PLC	17,931,249	667,732
Sinch AB1,2	37,391,960	629,163
Nomura Research Institute, Ltd.	18,000,400	595,450
Amadeus IT Group SA, Class A, non-registered shares[1]	6,054,215	425,846
STMicroelectronics NV	11,629,311	422,026
Fujitsu Ltd.	2,000,700	374,585
Atlassian Corp. PLC, Class A1	1,394,754	358,257
NetEase, Inc.	13,288,900	301,060
Silergy Corp.	2,066,000	281,028
OBIC Co., Ltd.	1,358,600	253,266
GDS Holdings, Ltd., Class A1	25,567,678	253,230
TeamViewer AG1	6,262,053	235,528
Delta Electronics, Inc.	20,627,529	224,321
Lightspeed POS, Inc., subordinate voting shares[1]	2,137,254	178,696
Lightspeed POS, Inc., subordinate voting shares (CAD denominated)[1]	446,610	37,379
Infosys, Ltd. (ADR)	9,146,249	193,809
Xero, Ltd.[1]	1,765,454	181,521
Suse SA1	4,509,672	176,730
Dassault Systemes SE	724,865	175,770
Capgemini SE	877,986	168,654
Nexi SpA[1]	7,612,679	167,085
Afterpay, Ltd.[1]	1,676,121	148,541
Infineon Technologies AG	3,635,318	145,784
ironSource Ltd., Class A1,4	14,825,000	144,766
Avast PLC	17,661,422	119,663
NXP Semiconductors NV	576,590	118,616
Reply SpA	702,690	115,484
SimCorp AS	915,160	114,876
ASM International NV	263,603	86,581
Justsystems Corp.	1,256,248	73,953
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Endava PLC, Class A (ADR)[1]	586,331	$66,478
Nuvei Corp., subordinate voting shares[1,5]	329,028	27,145
Nuvei Corp., subordinate voting shares[1]	310,628	25,627
TDK Corp.	400,100	48,583
Kingdee International Software Group Co., Ltd.[1]	13,420,000	45,544
Otsuka Corp.	587,800	30,846
EPAM Systems, Inc.[1]	58,800	30,044
Nemetschek SE	368,456	28,189
AVEVA Group PLC	544,625	27,935
		35,332,962
Financials 15.12%
AIA Group, Ltd.	351,502,443	4,368,711
HDFC Bank, Ltd.	138,337,697	2,787,785
HDFC Bank, Ltd. (ADR)	9,125,346	667,245
Kotak Mahindra Bank, Ltd.[1]	83,047,860	1,905,922
UniCredit SpA	111,182,901	1,311,759
Deutsche Bank AG1	89,575,190	1,166,865
Sberbank of Russia PJSC (ADR)	57,339,446	952,121
Barclays PLC	398,370,130	942,983
Société Générale	29,688,608	875,153
London Stock Exchange Group PLC	7,318,875	806,899
Banco Santander, SA	197,455,064	753,789
B3 SA-Brasil, Bolsa, Balcao	218,975,200	740,513
Toronto-Dominion Bank (CAD denominated)	10,376,058	727,144
ICICI Bank, Ltd.[1]	78,749,478	668,412
ICICI Bank, Ltd. (ADR)[1]	2,149,935	36,764
Hong Kong Exchanges and Clearing, Ltd.	10,600,264	631,841
Brookfield Asset Management, Inc., Class A	12,084,740	616,080
ING Groep NV	42,539,559	561,916
Futu Holdings, Ltd. (ADR)[1]	3,096,472	554,547
Ping An Insurance (Group) Company of China, Ltd., Class H	47,805,000	468,242
Ping An Insurance (Group) Company of China, Ltd., Class A	6,663,171	66,287
FinecoBank SpA[1]	30,321,846	528,526
Commerzbank AG, non-registered shares[1,2]	71,745,374	508,901
XP, Inc., Class A1	11,278,804	491,192
KBC Groep NV	5,544,643	422,744
BNP Paribas SA	6,542,313	410,142
HDFC Life Insurance Company, Ltd.	43,884,945	405,196
Banco Bilbao Vizcaya Argentaria, SA	61,755,373	382,828
Aegon NV	86,580,061	359,215
Axis Bank, Ltd.[1]	35,541,354	357,804
Bajaj Finserv, Ltd.[1]	2,194,723	357,541
ABN AMRO Bank NV1	27,997,370	338,353
AXA SA	11,901,460	301,788
Macquarie Group, Ltd.	2,468,729	289,618
China Merchants Bank Co., Ltd., Class H	31,457,500	268,416
DBS Group Holdings, Ltd.	11,578,535	256,679
3i Group PLC	15,522,398	251,868
Lufax Holding, Ltd. (ADR)[1,3]	20,469,889	231,310
Housing Development Finance Corp., Ltd.	6,597,000	219,686
PICC Property and Casualty Co., Ltd., Class H	230,336,000	201,729
Aon PLC, Class A	835,000	199,365
Capitec Bank Holdings, Ltd.	1,373,464	162,207
Allfunds Group PLC[1]	8,299,153	144,442
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bajaj Finance, Ltd.[1]	1,650,000	$133,542
Euronext NV	1,212,448	131,833
QBE Insurance Group, Ltd.[3]	14,448,982	116,921
Bank Mandiri (Persero) Tbk PT	268,571,000	109,281
Bank Rakyat Indonesia (Persero) Tbk PT	373,556,100	101,504
Discovery Ltd.[1]	8,888,498	78,596
IndusInd Bank, Ltd.[1]	4,977,000	68,053
DNB ASA	2,999,446	65,353
TCS Group Holding PLC (GDR)	719,253	62,935
Hiscox, Ltd.[1]	2,866,337	32,973
Skandinaviska Enskilda Banken AB, Class A	2,218,637	28,659
UBS Group AG3	1,830,293	28,011
Bank Central Asia Tbk PT	9,396,600	19,522
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	83,343	4,335
		29,682,046
Consumer discretionary 13.85%
MercadoLibre, Inc.[1,2]	2,638,079	4,109,573
LVMH Moët Hennessy-Louis Vuitton SE	5,238,980	4,108,075
Flutter Entertainment PLC[1,2]	5,128,557	928,597
Flutter Entertainment PLC (CDI)[1,2]	3,838,320	697,940
Kering SA	1,435,755	1,254,703
Meituan, Class B1	30,141,562	1,243,816
Sony Group Corp.	11,872,060	1,155,735
Delivery Hero SE1	7,237,673	956,043
Prosus NV	9,132,335	893,040
Hermès International	578,010	841,984
adidas AG	2,074,301	772,069
EssilorLuxottica	3,990,288	736,408
Evolution AB	4,489,399	709,441
Just Eat Takeaway (GBP denominated)[1]	4,987,339	461,680
Just Eat Takeaway (EUR denominated)[1]	1,879,606	173,552
Galaxy Entertainment Group, Ltd.[1]	78,733,374	630,228
Entain PLC[1]	21,149,450	510,664
Li Ning Co., Ltd.	38,780,000	473,493
ASOS PLC[1,2]	6,481,334	444,695
Barratt Developments PLC	37,643,548	362,007
Persimmon PLC	8,753,155	358,162
Alibaba Group Holding, Ltd.[1]	12,542,673	355,394
JD.com, Inc., Class A1	8,876,443	349,145
Moncler SpA	4,568,934	309,129
Midea Group Co., Ltd., Class A	27,643,572	305,337
Melco Resorts & Entertainment, Ltd. (ADR)[1]	17,846,027	295,709
Maruti Suzuki India, Ltd.	2,855,619	288,747
Industria de Diseño Textil, SA	7,473,610	263,285
Taylor Wimpey PLC	107,636,907	236,667
B2W - Cia. Digital, ordinary nominative shares[1]	17,466,200	232,681
THG PLC[1]	27,546,118	232,438
H & M Hennes & Mauritz AB, Class B1	9,613,432	228,033
Cie. Financière Richemont SA, Class A	1,846,409	223,405
Nitori Holdings Co., Ltd.	1,222,800	216,394
Stellantis NV3	10,826,766	212,338
Naspers, Ltd., Class N	957,190	200,969
Booking Holdings, Inc.[1]	76,300	166,951
China Tourism Group Duty Free Corp., Ltd., Class A	2,859,434	132,806
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
JD Health International, Inc.[1,3]	9,257,600	$132,706
Ferrari NV (EUR denominated)	641,527	132,360
Gree Electric Appliances, Inc. of Zhuhai, Class A	16,398,340	132,223
B&M European Value Retail SA	15,257,282	120,976
Yum China Holdings, Inc.	1,268,263	84,023
Pan Pacific International Holdings Corp.	3,855,900	80,037
Bandai Namco Holdings, Inc.	1,130,853	78,461
Wynn Macau, Ltd.[1]	45,785,200	72,060
Melco International Development, Ltd.[1]	39,221,000	72,034
Ocado Group PLC[1]	2,440,690	67,625
Lojas Americanas SA, ordinary nominative shares	15,303,273	63,566
Astra International Tbk PT	176,126,100	60,004
Trip.com Group, Ltd. (ADR)[1]	295,128	10,465
Shimano, Inc.	40,500	9,606
		27,187,479
Health care 11.32%
WuXi Biologics (Cayman), Inc.[1]	171,546,751	3,144,018
Daiichi Sankyo Company, Ltd.[2]	104,739,000	2,257,505
Chugai Pharmaceutical Co., Ltd.	39,465,700	1,563,779
Olympus Corp.	56,231,400	1,117,592
M3, Inc.	15,184,551	1,108,891
AstraZeneca PLC	7,917,823	951,025
Sonova Holding AG	2,205,534	829,533
WuXi AppTec Co., Ltd., Class A	31,171,300	755,421
WuXi AppTec Co., Ltd., Class H3	945,840	22,086
Novo Nordisk A/S, Class B	8,407,581	704,380
CSL, Ltd.	3,150,748	673,876
Aier Eye Hospital Group Co., Ltd., Class A	54,907,858	603,171
Lonza Group AG	797,652	565,361
Zai Lab, Ltd.[1,3]	1,557,188	273,560
Zai Lab, Ltd. (ADR)[1]	1,511,548	267,529
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	53,702,920	531,659
Sartorius Stedim Biotech SA	1,094,880	517,873
Fresenius SE & Co. KGaA	9,396,201	490,172
Grifols, SA, Class A, non-registered shares	14,350,358	388,644
Grifols, SA, Class B (ADR)	3,499,526	60,717
Novartis AG	4,859,180	442,827
BeiGene, Ltd. (ADR)[1]	1,177,838	404,222
BeiGene, Ltd.[1,3]	432,500	11,765
BioNTech SE (ADR)[1]	1,854,970	415,291
HOYA Corp.	3,017,301	400,062
Notre Dame Intermédica Participações SA	22,681,288	387,294
Hikma Pharmaceuticals PLC	9,158,708	309,890
Coloplast A/S, Class B	1,692,614	277,728
Asahi Intecc Co., Ltd.	9,896,400	236,598
Genmab A/S1	547,416	223,986
Shionogi & Co., Ltd.	4,212,202	219,568
Hypera SA, ordinary nominative shares	28,584,628	198,100
Argenx SE (ADR)[1]	653,405	196,721
Siemens Healthineers AG	3,046,164	186,668
bioMérieux SA	1,538,887	178,824
Rede D’Or Sao Luiz SA	12,855,900	178,423
Alcon, Inc.	2,263,542	158,479
Ping An Healthcare and Technology Co., Ltd., Class H1,3	10,862,600	135,288
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck KGaA	681,974	$130,759
Carl Zeiss Meditec AG, non-registered shares	616,623	119,143
AbCellera Biologics, Inc.[1]	4,361,000	95,942
AbCellera Biologics, Inc.[1,3]	1,047,829	23,052
Koninklijke Philips NV	2,247,401	111,364
Bachem Holding AG, Class B	152,802	90,500
Ambu AS, Class B, non-registered shares	2,082,133	80,048
CRISPR Therapeutics AG1	473,762	76,697
Alibaba Health Information Technology, Ltd.[1]	22,684,000	50,310
Amplifon SpA	784,417	38,730
Hutchison China MediTech Ltd. (ADR)[1]	351,471	13,802
CanSino Biologics, Inc., Class H1,3	231,400	12,297
Jiangsu Hengrui Medicine Co., Ltd., Class A	771,600	8,117
NMC Health PLC[1,4,6]	3,099,779	43
		22,239,330
Industrials 9.63%
Airbus SE, non-registered shares[1]	25,790,995	3,316,277
Safran SA	9,480,809	1,314,399
DSV Panalpina A/S	4,448,249	1,037,363
Recruit Holdings Co., Ltd.	20,543,224	1,011,490
Kingspan Group PLC[2]	9,846,809	929,865
Melrose Industries PLC[2]	398,832,440	855,694
Ryanair Holdings PLC (ADR)[1]	7,344,776	794,778
Ryanair Holdings PLC[1]	2,061,291	39,009
SMC Corp.	1,197,482	707,635
MTU Aero Engines AG	2,434,994	603,156
Rentokil Initial PLC	82,731,381	566,490
Nidec Corp.	4,342,279	503,235
ASSA ABLOY AB, Class B	16,154,834	486,640
Country Garden Services Holdings Co., Ltd.	45,005,478	486,323
Nihon M&A Center, Inc.	16,311,320	422,998
NIBE Industrier AB, Class B	37,366,874	393,051
Airports of Thailand PCL, foreign registered shares	180,375,500	349,041
Spirax-Sarco Engineering PLC	1,822,074	343,163
Techtronic Industries Co., Ltd.	17,614,000	307,621
Rolls-Royce Holdings PLC[1]	203,695,191	278,728
InPost SA1	13,733,900	275,639
AB Volvo, Class B	10,220,560	245,897
ABB, Ltd.	7,113,059	241,317
Adecco Group AG	3,330,253	226,252
Teleperformance SE	512,000	207,812
VAT Group AG	618,943	205,768
Wizz Air Holdings PLC[1]	3,180,340	205,406
Deutsche Post AG	2,894,952	196,899
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	52,173,363	193,628
Epiroc AB, Class B	8,309,760	163,076
Epiroc AB, Class A	864,056	19,688
ZTO Express (Cayman), Inc., Class A (ADR)	5,697,333	172,914
International Consolidated Airlines Group SA (CDI)[1]	71,270,191	171,760
BayCurrent Consulting, Inc.	466,378	167,501
CCR SA, ordinary nominative shares	60,681,999	164,094
Experian PLC	4,251,681	163,854
Rumo SA1	35,849,900	138,028
DiDi Global Inc. (ADR)[1]	7,989,621	112,973
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc.	1,170,064	$106,698
Bureau Veritas SA1	3,280,987	103,797
Centre Testing International Group Co., Ltd.	19,467,567	96,051
Komatsu, Ltd.	3,476,600	86,387
Diploma PLC	2,121,016	85,203
Brenntag SE	872,076	81,091
IMCD NV	505,265	80,342
Ashtead Group PLC	817,233	60,639
Lifco AB, Class B	2,566,366	59,975
RELX PLC	1,598,859	42,443
Canadian National Railway Company (CAD denominated)	352,298	37,171
Interpump Group SpA	427,495	25,315
Beijer Ref AB, Class B	1,258,979	22,434
		18,907,008
Materials 7.80%
Vale SA, ordinary nominative shares (ADR)[2]	164,211,824	3,745,671
Vale SA, ordinary nominative shares[2]	101,458,612	2,310,143
Sika AG	6,902,805	2,256,794
First Quantum Minerals, Ltd.[2]	52,362,078	1,206,829
Shin-Etsu Chemical Co., Ltd.	7,202,700	1,204,610
Koninklijke DSM NV	5,816,290	1,085,535
Rio Tinto PLC	10,830,958	891,307
Linde PLC	1,258,790	363,916
Linde PLC (EUR denominated)	1,185,299	342,021
HeidelbergCement AG	3,951,554	338,953
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	33,556,423	287,295
Lundin Mining Corp.	24,942,604	224,958
CRH PLC	4,355,383	219,487
CCL Industries, Inc., Class B, nonvoting shares	3,828,791	210,868
Givaudan SA	40,127	186,616
BASF SE	1,812,591	142,798
Akzo Nobel NV	961,156	118,756
Asian Paints, Ltd.	1,801,530	72,534
Yunnan Energy New Material Co., Ltd., Class A	1,245,599	45,128
Chr. Hansen Holding A/S	272,192	24,566
Ivanhoe Mines Ltd., Class A1	3,238,700	23,384
Gerdau SA (ADR)	1,663,393	9,814
		15,311,983
Communication services 6.18%
Sea, Ltd., Class A (ADR)[1]	13,397,866	3,679,054
Tencent Holdings, Ltd.	25,692,240	1,932,469
Bilibili, Inc., Class Z (ADR)[1]	6,575,473	801,155
Bilibili, Inc., Class Z1,3	4,822,140	593,739
Cellnex Telecom, SA, non-registered shares	11,726,052	746,932
SoftBank Group Corp.	9,144,506	639,980
Kuaishou Technology, Class B1,4,5	22,646,700	522,733
Kuaishou Technology, Class B1,3	2,439,700	61,210
Yandex NV, Class A1	7,896,805	558,699
Nintendo Co., Ltd.	785,000	456,607
Bharti Airtel, Ltd.	52,969,998	374,595
Square Enix Holdings Co., Ltd.[2]	7,346,700	364,376
Vivendi SA	9,429,549	316,760
SoftBank Corp.	21,074,300	275,723
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Ubisoft Entertainment SA1	3,085,274	$215,990
Koninklijke KPN NV	56,928,959	177,804
América Móvil, SAB de CV, Series L (ADR)	7,201,905	108,029
América Móvil, SAB de CV, Series L	7,689,900	5,786
Scout24 AG1	1,226,106	103,398
Playtika Holding Corp.[1]	2,809,063	66,968
Nexon Co., Ltd.[3]	3,000,400	66,871
Z Holdings Corp.	5,955,000	29,846
Spotify Technology SA1	91,325	25,168
Adevinta ASA[1]	553,667	10,610
		12,134,502
Consumer staples 4.65%
Kweichow Moutai Co., Ltd., Class A	6,553,608	2,086,034
Nestlé SA	11,728,955	1,460,589
Danone SA	9,209,360	648,320
British American Tobacco PLC	15,319,037	593,343
Reckitt Benckiser Group PLC	4,755,912	420,849
Anheuser-Busch InBev SA/NV	5,326,628	384,079
Philip Morris International, Inc.	3,842,245	380,805
Pernod Ricard SA	1,549,699	343,990
Avenue Supermarts, Ltd.[1]	6,337,619	285,129
Treasury Wine Estates, Ltd.	32,548,938	285,110
Shiseido Company, Ltd.	3,736,279	274,802
Carlsberg A/S, Class B	1,165,908	217,332
Foshan Haitian Flavouring and Food Co., Ltd., Class A	9,872,499	197,024
Heineken NV	1,412,094	171,123
CP ALL PCL, foreign registered shares	77,429,200	144,998
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	23,818,972	135,767
Unilever PLC (GBP denominated)	2,256,289	132,039
Associated British Foods PLC	4,059,647	124,444
Godrej Consumer Products, Ltd.[1]	10,323,995	120,873
Swedish Match AB	13,964,410	119,083
Fomento Económico Mexicano, SAB de CV	13,765,300	116,101
Chocoladefabriken Lindt & Sprüngli AG	977	102,320
L’Oréal SA, non-registered shares	224,862	100,200
Dabur India, Ltd.	7,882,000	60,311
Kerry Group PLC, Class A	431,290	60,243
Uni-Charm Corp.	1,100,364	44,274
Coca-Cola HBC AG (CDI)[1]	1,048,400	37,910
Yihai International Holding, Ltd.[3]	4,672,000	31,380
China Feihe, Ltd.	12,619,000	27,239
COSMOS Pharmaceutical Corp.	161,400	23,681
		9,129,392
Energy 4.54%
Reliance Industries, Ltd.	151,263,315	4,295,223
Reliance Industries, Ltd., interim shares	10,027,005	200,587
Canadian Natural Resources, Ltd. (CAD denominated)	57,254,084	2,078,440
Neste Oyj	10,770,097	659,476
Cenovus Energy ,Inc.	58,379,658	558,553
Gazprom PJSC (ADR)	43,415,515	330,913
TotalEnergies SE	6,563,007	296,926
TC Energy Corp. (CAD denominated)[3]	3,581,732	177,237
Royal Dutch Shell PLC, Class B	6,040,362	116,895
EuroPacific Growth Fund — Page 7 of 13

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Tourmaline Oil Corp.	4,031,590	$115,230
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	4,135,870	50,582
Rosneft Oil Company PJSC (GDR)	3,616,788	27,994
		8,908,056
Utilities 2.46%
ENN Energy Holdings, Ltd.[2]	76,766,900	1,461,323
Enel SpA	116,964,718	1,086,227
Ørsted AS	6,512,073	913,793
China Gas Holdings, Ltd.	219,662,800	670,506
China Resources Gas Group, Ltd.	55,233,823	331,504
Engie SA	19,973,004	273,633
Iberdrola, SA, non-registered shares	8,546,882	104,182
		4,841,168
Real estate 0.49%
Goodman Logistics (HK), Ltd. REIT	13,590,417	215,767
Longfor Group Holdings, Ltd.	27,741,192	155,422
Shimao Group Holdings, Ltd.	59,182,000	145,129
Sunac Services Holdings, Ltd.	36,490,450	135,588
Ayala Land, Inc.	183,054,907	135,187
KE Holdings, Inc., Class A (ADR)[1]	2,810,586	134,009
ESR Cayman, Ltd.[1]	12,041,579	40,633
		961,735
Total common stocks (cost: $100,836,916,000)		184,635,661
Preferred securities 2.22% Energy 0.93%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	159,582,618	944,251
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	74,222,533	876,568
		1,820,819
Health care 0.71%
Sartorius AG, nonvoting non-registered preferred shares	2,229,681	1,160,648
Grifols, SA, Class B, nonvoting non-registered preferred shares	13,291,812	233,259
		1,393,907
Consumer discretionary 0.40%
Volkswagen AG, nonvoting preferred shares	3,133,956	784,838
Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,590,928	169,561
Materials 0.08%
Gerdau SA, preferred nominative shares	26,891,299	160,089
Industrials 0.01%
Azul SA, preferred nominative shares[1]	3,313,800	29,242
EuroPacific Growth Fund — Page 8 of 13

unaudited
Preferred securities (continued) Real estate 0.00%	Shares	Value (000)
Ayala Land, Inc., preferred shares[1,4,6]	481,283,600	$—[7]
Total preferred securities (cost: $2,426,469,000)		4,358,456
Rights & warrants 0.13% Health care 0.13%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,4,5]	10,273,704	248,978
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	3,624,798	2,429
Total rights & warrants (cost: $197,628,000)		251,407
Bonds, notes & other debt instruments 0.05% U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%	Principal amount (000)
U.S. Treasury 2.625% 2021	$100,000	101,175
Total U.S. Treasury bonds & notes		101,175
Total bonds, notes & other debt instruments (cost: $101,148,000)		101,175
Short-term securities 3.64% Money market investments 3.46%	Shares
Capital Group Central Cash Fund 0.04%[2,8]	67,948,966	6,794,896
Money market investments purchased with collateral from securities on loan 0.18%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[8,9]	88,600,000	88,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	88,600,000	88,600
Capital Group Central Cash Fund 0.04%[2,8,9]	583,825	58,383
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	51,756,162	51,756
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[8,9]	21,200,000	21,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[8,9]	21,200,000	21,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[8,9]	14,100,000	14,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[8,9]	10,600,000	10,600
		354,439
Total short-term securities (cost: $7,148,848,000)		7,149,335
Total investment securities 100.07% (cost: $110,711,009,000)		196,496,034
Other assets less liabilities (0.07)%		(145,302)
Net assets 100.00%		$196,350,732
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 4/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 11.38%
Information technology 1.28%
Nice, Ltd. (ADR)	$754,051	$121,498	$872	$345	$108,744	$983,766	$—
Nice, Ltd.	54,803	5,035	64	26	7,128	66,928	—
Edenred SA	768,488	—	868	472	69,141	837,233	13,384
Sinch AB1	420,959	232,858	477	269	(24,446)	629,163	—
PagSeguro Digital, Ltd., Class A1,10	1,346,146	10,168	1,360	750	281,412	—	—
						2,517,090
Financials 0.26%
Commerzbank AG, non-registered shares[1]	440,362	—	447	69	68,917	508,901	—
Consumer discretionary 3.15%
MercadoLibre, Inc.[1]	3,878,418	9,918	4,279	3,617	221,899	4,109,573	—
Flutter Entertainment PLC[1]	1,157,395	6,298	70,439	30,612	(195,269)	928,597	—
Flutter Entertainment PLC (CDI)[1]	786,605	35,569	832	467	(123,869)	697,940	—
ASOS PLC[1]	495,206	—	488	355	(50,378)	444,695	—
Melco Resorts & Entertainment, Ltd. (ADR)[1,10]	568,500	—	183,880	(65,669)	(23,242)	—	—
						6,180,805
Health care 1.15%
Daiichi Sankyo Company, Ltd.	3,191,241	—	98,858	23,655	(858,533)	2,257,505	—
Teva Pharmaceutical Industries, Ltd. (ADR)[1,10]	647,001	—	23,468	(122,798)	30,924	—	—
Notre Dame Intermédica Participações SA10	465,845	—	131,192	(2,239)	54,880	—	1,213
						2,257,505
Industrials 0.91%
Kingspan Group PLC	634,159	210,364	960	469	85,833	929,865	—
Melrose Industries PLC	918,926	—	958	427	(62,701)	855,694	4,128
Nihon M&A Center, Inc.[10]	492,414	1,011	45,678	(12,785)	(11,964)	—	159
						1,785,559
Materials 3.70%
Vale SA, ordinary nominative shares (ADR)	2,778,474	129,256	38,118	913	875,146	3,745,671	71,595
Vale SA, ordinary nominative shares	1,758,537	9,737	—	—	541,869	2,310,143	44,772
First Quantum Minerals, Ltd.	1,039,289	148,942	205,555	59,938	164,215	1,206,829	209
						7,262,643
Communication services 0.19%
Square Enix Holdings Co., Ltd.	409,233	—	461	91	(44,487)	364,376	1,116
Energy 0.00%
Canadian Natural Resources, Ltd. (CAD denominated)[10]	2,205,274	—	429,648	(8,204)	311,018	—	21,952
Utilities 0.74%
ENN Energy Holdings, Ltd.	1,234,500	—	1,327	888	227,262	1,461,323	23,923
Total common stocks						22,338,202
Short-term securities 3.49%
Money market investments 3.46%
Capital Group Central Cash Fund 0.04%[8]	8,994,330	5,925,827	8,124,686	(58)	(517)	6,794,896	971
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[8,9]	18,166	40,217[11]				58,383	—[12]
Total short-term securities						6,853,279
Total 14.87%				$(88,390)	$1,652,982	$29,191,481	$183,422
EuroPacific Growth Fund — Page 10 of 13

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $602,351,000, which represented .31% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $916,520,000, which represented .47% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $798,856,000, which represented .41% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Amount less than one thousand.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 6/30/2021.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,188,196	$144,766	$—	$35,332,962
Financials	29,682,046	—	—	29,682,046
Consumer discretionary	27,187,479	—	—	27,187,479
Health care	22,239,287	—	43	22,239,330
Industrials	18,907,008	—	—	18,907,008
Materials	15,311,983	—	—	15,311,983
Communication services	11,611,769	522,733	—	12,134,502
Consumer staples	9,129,392	—	—	9,129,392
Energy	8,908,056	—	—	8,908,056
Utilities	4,841,168	—	—	4,841,168
Real estate	961,735	—	—	961,735
Preferred securities	4,358,456	—	—*	4,358,456
Rights & warrants	2,429	248,978	—	251,407
Bonds, notes & other debt instruments	—	101,175	—	101,175
Short-term securities	7,149,335	—	—	7,149,335
Total	$195,478,339	$1,017,652	$43	$196,496,034
*	Amount less than one thousand.

EuroPacific Growth Fund — Page 12 of 13

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-016-0821O-S85348	EuroPacific Growth Fund — Page 13 of 13